SHARE BASED COMPENSATION (Summary of the Option Activity) (Details) - Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of Options
Options outstanding at the beginning of the period	7,401,800
Granted	575,000
Exercised	(750,000)
Forfeited	(1,443,000)
Options outstanding at the end of the period	5,783,800	7,401,800
Vested or expected to vest at the end of the period	5,760,578
Exercisable at the end of the period	3,865,186
Weighted Average Exercise Prices
Options outstanding at the beginning of the period	$ 0.74
Granted	0.74
Exercised	0.74
Forfeited	0.74
Options outstanding at the end of the period	0.74	$ 0.74
Vested or expected to vest at the end of the period	0.62
Exercised at the end of the period	$ 0.74
Weighted Average Remaining Contractual Life
Outstanding	3 years 3 months 7 days	2 years 3 months 22 days
Granted	5 years 6 months
Exercised	4 days
Vested or expected to vest at the end of the period	2 years 5 months 16 days
Exercisable at the end of the period	11 months 19 days
Aggregate Intrinsic Value
Granted
Forfeited
Outstanding at the end of the period
Vested or expected to vest at the end of the period
Exercisable at the end of the period